EARNINGS PER SHARE (Details) - EUR (€) € / shares in Units, € in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basic earnings per share [abstract]
Profit attributable to owners of the Company	€ 830,767	€ 607,817	€ 695,818
Weighted average number of common shares for basic earnings per common share (shares)	184,446	184,806	186,767
Basic earnings per common share (in Euros per share)	€ 4.50	€ 3.29	€ 3.73
Diluted earnings per share [abstract]
Owners of the parent	€ 830,767	€ 607,817	€ 695,818
Weighted average number of common shares for diluted earnings per common share (shares)	184,722	185,379	187,535
Diluted earnings per common share (in Euros per share)	€ 4.50	€ 3.28	€ 3.71